Accounts Payable and Provisions (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Trade payables	$ 155.3	$ 170.2
Accruals	168.7	212.1
Payroll and other compensation	46.8	48.9
Leave pay accrual	34.5	37.9
Other	9.6	27.7
Accounts payable and provisions	416.2	498.5
South Deep Gold Mine
Short-term Debt [Line Items]
Short-term portion of the South Deep Dividend liability	$ 1.3	$ 1.7